Restructuring Charges - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2013 Americas [Member]	Jul. 31, 2013 EMEA [Member]	Jul. 31, 2013 APAC [Member]	Jul. 31, 2013 Corporate Operations [Member]	Jan. 31, 2013 Restructuring Plan 2011 [Member]	Jul. 31, 2013 Restructuring Plan 2011 [Member]	Oct. 31, 2012 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2009 [Member]	Oct. 31, 2010 Restructuring Plan 2009 [Member]	Oct. 31, 2011 Restructuring Plan 2009 [Member] Accrual Adjustment [Member]
Restructuring Reserve Disclosures [Abstract]
Facility charges										$ 4,000,000				$ (2,000,000)
Severance charges								3,000,000	3,000,000	10,000,000
Charged to expense	17,431,000	13,602,000	8,038,000	7,600,000	6,300,000	800,000	2,700,000			13,602,000	8,038,000	1,048,000	10,015,000
Additional inventory reserves	3,000,000
Additional selling, general and administrative expense	$ 2,000,000